RELATED PARTY TRANSACTIONS (Details)	12 Months Ended
Dec. 31, 2025
P S M Z J K [Member]
Related Party Transaction [Line Items]
Relationship with the Company	An equity investee of the Zhongjinke Shenzhen
Zhong Jin Ke Fastener C O [Member]
Related Party Transaction [Line Items]
Relationship with the Company	Controlled by Jieke Zhu
Shenzhen Qianhaishi Micro Science Co [Member]
Related Party Transaction [Line Items]
Relationship with the Company	Controlled by Kai Huang
Ning Ding [Member]
Related Party Transaction [Line Items]
Relationship with the Company	Chief Executive Officer, Chief Financial Officer and a Director of the Company
Kai Huang [Member]
Related Party Transaction [Line Items]
Relationship with the Company	Director and former Chief Financial officer of the Company
Kai Ding [Member]
Related Party Transaction [Line Items]
Relationship with the Company	A shareholder of the Company
Dongxin Zhou [Member]
Related Party Transaction [Line Items]
Relationship with the Company	A shareholder of the Company
Jieke Zhu [Member]
Related Party Transaction [Line Items]
Relationship with the Company	A shareholder of the Company
Minghui Zhu [Member]
Related Party Transaction [Line Items]
Relationship with the Company	Father of Jieke Zhu
Huiming Liu [Member]
Related Party Transaction [Line Items]
Relationship with the Company	A shareholder of the Company
Chaoyong Xu [Member]
Related Party Transaction [Line Items]
Relationship with the Company	A shareholder of the Company
Qianrui Ding [Member]
Related Party Transaction [Line Items]
Relationship with the Company	Daughter of Ning Ding
Baozhen Zhu [Member]
Related Party Transaction [Line Items]
Relationship with the Company	Wife of Ning Ding
Meigui Zeng [Member]
Related Party Transaction [Line Items]
Relationship with the Company	Wife of Huiming Liu
Dnr Technology [Member]
Related Party Transaction [Line Items]
Relationship with the Company	A shareholder of the Company
New Micro [Member]
Related Party Transaction [Line Items]
Relationship with the Company	A shareholder of the Company
Jinshan [Member]
Related Party Transaction [Line Items]
Relationship with the Company	A shareholder of the Company
K K D Holding [Member]
Related Party Transaction [Line Items]
Relationship with the Company	A shareholder of the Company
V I M I S C I [Member]
Related Party Transaction [Line Items]
Relationship with the Company	A shareholder of the Company